Intangible Asset, Net (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Finite lived agreements gross amount	$ 4,600		$ 4,600		$ 4,600	$ 4,600
Useful life			11 years		11 years
Amortization expense			$ 314	$ 314	$ 418	$ 313
Annual amortization expense after five	400		400
Selling, General and Administrative Expenses [Member]
Goodwill [Line Items]
Amortization expense	$ 100	$ 100	$ 300	$ 300